Stock-Based Compensation	12 Months Ended
Dec. 31, 2010
Stock-Based Compensation [Abstract]
Stock-Based Compensation

Note 16—Stock-based Compensation

Renewable Energy Group:

On July 31, 2006, the Biofuels Board approved the 2006 Stock Incentive Plan (the 2006 Plan). The 2006 Plan provides for 1,000,000 shares of Biofuels Common Stock to be available for option grants. Option grants are awarded at the discretion of the Board. Options expire ten years from the date of the grant. There are no performance conditions associated with the options.

The Biofuels Common Stock options are generally protected from anti-dilution via adjustments for any stock dividends, stock split, combination or other recapitalization.

On May 6, 2009, the Company's Board approved the 2009 Stock Incentive Plan (the 2009 Plan). The 2009 Plan provides for 2,160,000 shares of Company Common Stock to be made issuable under the plan. Restricted stock or restricted stock units may be awarded under the plan at the discretion of the Board. Restricted stock units may not be sold, transferred, pledged, assigned, or otherwise alienated until the lapse of the period of restriction. The restrictions will lapse with respect to the restricted stock units upon vesting, at which point each restricted stock unit (RSU) will be immediately converted into one share of common stock. The restricted stock units have no conversion price.

In connection with a change of control, Biofuels, at its discretion, may cancel options in exchange for a payment per share in cash of an amount equal to the excess, if any, of the change of control price per share over the exercise price of the option. On August 18, 2010, the Biofuels Board cancelled the stock options held by company employees. This cancellation was concurrent with the issuance of the restricted stock units under the 2009 Plan. The remaining options held by non-employees were assumed by the Company and will remain outstanding under the 2009 Plan with the same conditions as under the 2006 Plan.

There were no newly issued stock options granted during 2009 or 2010. For purposes of determining the fair value of stock options awarded in 2008, the Company used a Black-Scholes option pricing model and the assumptions set forth in the table below:

2008
Weighted average fair value of options granted (per option)	$ 0.15
Dividend yield	0%
Range of risk-free interest rates	2.94 - 4.96%
Weighted average risk-fee interest rate	4.78%
Weighted average expected volatility	88%
Weighted average expected life in years	5.6
Weighted average fair value of common stock	$ 2.23

As provided for by ASC Topic 718, the Company applied the simplified method in estimating the average expected life of the options. The simplified method assumes that early exercise of the option will occur between the vesting date and expiration date of the option.

Because the Company's stock is not publicly traded, the Company used the average historical volatility rate for publicly traded companies that are engaged in similar alternative fuel activities to those of the Company. In order to estimate the expected volatility as of the grant date, the Company used a simple average of the volatility for a similar time period as the expected life of the options and the current implied volatility of exchange traded options.

The following table summarizes information about Common Stock options granted, exercised, forfeited, vested and exercisable:

	Amount of options	Weighted average exercise price	Weighted average contractual term
Options outstanding—January 1, 2008	921,221	$23.85	9.2 years
Granted	14,000	$25.63
Exercised	—
Forfeited	(21,400)	$24.45

Options outstanding—December 31, 2008	913,821	$23.88	7.7 years
Granted	—
Exercised	—
Forfeited	(30,400)	$24.83

Options outstanding—December 31, 2009	883,421	$23.85	6.8 years
Granted	—
Exercised	—
Forfeited	(12,200)	$23.75	7.1 years
Cancelled	(783,694)	$23.88	6.5 years

Options outstanding—December 31, 2010	87,527	$23.75	5.6 years

Options exercisable—December 31, 2010	87,527	$23.75	5.6 years

The following table summarizes additional information about stock options as of December 31:

	2010	2009	2008
Estimated unrecognized compensation cost for nonvested options	$—	$144	$1,989
Weighted average term the expense will be recognized	0.0 years	0.7 years	0.9 years

All stock options that remain outstanding are fully vested and exercisable.

There was no intrinsic value of options granted, exercised or outstanding during the periods presented.

On August 18, 2010, the Company Board approved the distribution of restricted stock units to employees of the Company. The cancellation of the 2006 Plan stock options and issuance of the restricted stock units was accounted for in accordance with ASC Topic 718. We followed modification accounting which requires the Company to recognize expense based upon the excess fair value of the new awards over the original awards as determined on the modification date. The excess fair value was calculated based upon the difference between the fair value of the restricted stock unit price at issuance and the fair value of the stock options cancelled utilizing the Black-Scholes options pricing model as of the same date. The Company used the assumptions set forth in the table below for the Black-Scholes options pricing model:

2010
The weighted average fair value of restricted stock units issued (per unit)	$0.33 - $1.88
Dividend yield	0%
Weighted average risk-free interest rate	0.5% - 1.4%
Weighted average expected volatility	40% - 50%
Expected life in years	1.25 - 4.00

The 2009 Plan is generally protected from anti-dilution via adjustments for any stock dividends, stock split, combination or other recapitalization.

The following table summarizes information about the Company's Common Stock restricted stock units granted, exercised, forfeited, vested and exercisable:

	Amount of awards	Weighted average issue price
Awards outstanding—December 31, 2009	—
Issued	1,156,289	$12.50
Forfeited	(2,200)	$11.85

Awards outstanding—December 31, 2010	1,154,089	$12.50

The restricted stock units issued will cliff vest at the earlier of expressly provided service or performance conditions. The service period for these RSU awards is a three year period from the grant date. The performance conditions provide for immediate vesting upon various conditions including a change in control or other common stock liquidity events. The Company is recording the stock compensation expense over the three year service period.

Stock-based compensation cost relating to the stock options and restricted stock units was $1,376, $2,522 and $3,574 for the years ended December 31, 2010, 2009 and 2008, respectively. The stock-based compensation costs were included as a component of selling, general and administrative expenses. The remaining expense yet to be recorded for the restricted stock unit awards is $10,580 over a period of 2.7 years.

Blackhawk:

Blackhawk had an equity-based compensation plan which provided for the issuance of options to purchase an aggregate of 650,000 units of Blackhawk to members of the Blackhawk Board of Managers, for the purpose of providing services to facilitate the construction and planned future operations of the plant. Options to purchase the entire 650,000 units were issued on June 30, 2006. The options are exercisable at a purchase price of $1.00 per unit at any time from and after the date on which the plant commences operations (vesting date) and will continue for a period of one year following such date, after which all such rights shall terminate. During December 2008, Blackhawk commenced operations and at that time the unit options were fully vested.

On May 9, 2008, Blackhawk issued an option for the purchase of an additional 100,000 units to an outside consultant for services related to the project. This option is exercisable at a purchase price of $2.00 per unit at any time from and after the date on which the plant commences operations and will continue for a period of seven years following such date, after which all such rights shall terminate.

The following table presents the weighted average assumptions used to estimate the fair values of the units underlying the options granted to members of the board of managers and consultant in the periods presented, using the Black-Scholes option pricing model. The risk-free interest rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

2008
Weighted average fair value of options granted (per option)	$1.00
Dividend yield	0%
Weighted average—risk fee interest rate	5%
Weighted average—expected volatility	25%
Weighted average—expected life in years	3

On February 26, 2010, the Blackhawk stock-based compensation plan was cancelled due to the merger with the Company. The outstanding options at the time of the merger were converted into Common Stock warrants of the Company.